Chapter 11 - Common Stock Allocated (Details) - shares	Feb. 22, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Class of Stock [Line Items]
Common shares, issued (in shares)		100,384,435	100,384,435	100,234,973
Subsequent Event
Class of Stock [Line Items]
Common shares, issued (in shares)	49,999,998
Percentage of common stock issued	100.00%
Percentage of common stock issued, after equity dilution on conversion of convertible bond	100.00%
Subsequent Event | Class 4 Credit Agreement Claimants
Class of Stock [Line Items]
Common shares, issued (in shares)	41,499,999
Percentage of common stock issued	83.00%
Percentage of common stock issued, after equity dilution on conversion of convertible bond	78.85%
Subsequent Event | Rights Offering Participants,
Class of Stock [Line Items]
Common shares, issued (in shares)	6,250,001
Percentage of common stock issued	12.50%
Percentage of common stock issued, after equity dilution on conversion of convertible bond	11.87%
Subsequent Event | Backstop Parties
Class of Stock [Line Items]
Common shares, issued (in shares)	2,125,000
Percentage of common stock issued	4.25%
Percentage of common stock issued, after equity dilution on conversion of convertible bond	4.04%
Subsequent Event | Class 9 predecessor shareholders
Class of Stock [Line Items]
Common shares, issued (in shares)	124,998
Percentage of common stock issued	0.25%
Percentage of common stock issued, after equity dilution on conversion of convertible bond	0.24%
Subsequent Event | Convertible Bondholders
Class of Stock [Line Items]
Common shares, issued (in shares)	0
Percentage of common stock issued	0.00%
Percentage of common stock issued, after equity dilution on conversion of convertible bond	5.00%